Segmented Information (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Operating Segments [Abstract]
Summary of Reportable Segments

The Company’s reportable segments are summarized in the following tables:

	Organoclay $	Thacker Pass $	Cauchari- Olaroz $	Corporate $	Total $
As at December 31, 2019
Property, plant and equipment	-	1,147	156,854	923	158,924
Assets held for sale	4,279	-	-	-	4,279
Exploration and evaluation assets	-	3,852	-	-	3,852
Total assets	5,621	5,817	248,821	33,540	293,799
Total liabilities	(1,207)	(3,325)	(42,431)	(87,215)	(134,178)
For the year ended December 31, 2019
Property, plant and equipment additions	23	736	31,447	813	33,019
Loss from discontinued operations	(2,193)	-	-	-	(2,193)
Net (loss)/income	(2,193)	(9,462)	3,035	60,285	51,665
Exploration expenditures	-	8,525	-	-	8,525
Depreciation	326	379	195	226	1,126

	Organoclay $	Thacker Pass $	Cauchari- Olaroz $	Corporate $	Total $
As at December 31, 2018
Property, plant and equipment	4,581	791	-	51	5,423
Exploration and evaluation assets	-	3,540	-	-	3,540
Total assets	7,406	5,157	35,282	56,094	103,939
Total liabilities	(1,695)	(1,442)	-	(18,520)	(21,657)
For the year ended December 31, 2018
Property, plant and equipment expenditures	178	610	-	23	811
Loss from discontinued operations	(14,445)	-	-	-	(14,445)
Net (loss)/income	(14,445)	(11,182)	347	(2,987)	(28,267)
Exploration expenditures	-	10,015	-	-	10,015
Depreciation	1,158	193	-	13	1,364

Schedule of Non-current Assets and Revenues of Discontinued Operation by Geographical Segment

The Company’s non-current assets and revenues of the discontinued operation are segmented geographically as follows:

	Canada $	United States $	Argentina $	Total $
Non-current assets (1)
As at December 31, 2019	923	5,000	156,853	162,776
As at December 31, 2018	51	8,912	35,282	44,245
Revenue of the discontinued operation
For the year ended December 31, 2019	-	5,348	-	5,348
For the year ended December 31, 2018	-	4,843	-	4,843

[1]Non-current assets attributed to geographical locations exclude financial and other assets.